Shareholder Report, Holdings (Details)	Sep. 30, 2025
C000015696 | The Bancorp, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000015696 | Stride, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000015696 | Ligand Pharmaceuticals, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000015696 | Kyndryl Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000015696 | Cantaloupe, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000015696 | NEXTracker, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000015696 | Essent Group Ltd.
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000015696 | RadNet, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000015696 | Rush Enterprises, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000015696 | Chart Industries, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000015696 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	19.00%
C000015696 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000015696 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000015696 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000015696 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000015696 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000015696 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000015696 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000015696 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000015696 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000015696 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	93.00%
C000015696 | AssetCash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000015696 | AssetOther Investments
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000015696 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000015699 | The Bancorp, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000015699 | Stride, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000015699 | Ligand Pharmaceuticals, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000015699 | Kyndryl Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000015699 | Cantaloupe, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000015699 | NEXTracker, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000015699 | Essent Group Ltd.
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000015699 | RadNet, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000015699 | Rush Enterprises, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000015699 | Chart Industries, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000015699 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	19.00%
C000015699 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000015699 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000015699 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000015699 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000015699 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000015699 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000015699 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000015699 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000015699 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000015699 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	93.00%
C000015699 | AssetCash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000015699 | AssetOther Investments
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000015699 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000172343 | The Bancorp, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000172343 | Stride, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000172343 | Ligand Pharmaceuticals, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000172343 | Kyndryl Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000172343 | Cantaloupe, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000172343 | NEXTracker, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000172343 | Essent Group Ltd.
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000172343 | RadNet, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000172343 | Rush Enterprises, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000172343 | Chart Industries, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000172343 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	19.00%
C000172343 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000172343 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000172343 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000172343 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000172343 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000172343 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000172343 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000172343 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000172343 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000172343 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	93.00%
C000172343 | AssetCash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000172343 | AssetOther Investments
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000172343 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000015700 | The Bancorp, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000015700 | Stride, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000015700 | Ligand Pharmaceuticals, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000015700 | Kyndryl Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000015700 | Cantaloupe, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000015700 | NEXTracker, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000015700 | Essent Group Ltd.
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000015700 | RadNet, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000015700 | Rush Enterprises, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000015700 | Chart Industries, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000015700 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	19.00%
C000015700 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000015700 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000015700 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000015700 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000015700 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000015700 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000015700 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000015700 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000015700 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000015700 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	93.00%
C000015700 | AssetCash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000015700 | AssetOther Investments
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000015700 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000172344 | The Bancorp, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000172344 | Stride, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000172344 | Ligand Pharmaceuticals, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000172344 | Kyndryl Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000172344 | Cantaloupe, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000172344 | NEXTracker, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000172344 | Essent Group Ltd.
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000172344 | RadNet, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000172344 | Rush Enterprises, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000172344 | Chart Industries, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000172344 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	19.00%
C000172344 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000172344 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000172344 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000172344 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000172344 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000172344 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000172344 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000172344 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000172344 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000172344 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	93.00%
C000172344 | AssetCash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000172344 | AssetOther Investments
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000172344 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%